Davis Opportunity Fund

Davis Financial Fund

Davis Real Estate Fund

Davis Appreciation and Income Fund

Davis Government Bond Fund

(part of Davis Series, Inc.)

September 30, 2020

Over 50 Years of Reliable Investing™

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND	September 30, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (85.09%)
COMMUNICATION SERVICES – (6.69%)
Media & Entertainment – (6.69%)
Alphabet Inc., Class C *	12,565	$18,465,524
ASAC II L.P. *(a)(b)	116,129	118,800
Facebook, Inc., Class A *	20,033	5,246,643
IAC/InterActiveCorp *	55,900	6,695,702
	Total Communication Services	30,526,669
CONSUMER DISCRETIONARY – (4.98%)
Automobiles & Components – (1.62%)
Adient plc *	54,061	936,877
Aptiv PLC	70,600	6,472,608
		7,409,485
Retailing – (3.36%)
Amazon.com, Inc. *	3,248	10,227,075
Quotient Technology Inc. *	691,893	5,106,171
		15,333,246
	Total Consumer Discretionary	22,742,731
FINANCIALS – (13.53%)
Banks – (4.42%)
Wells Fargo & Co.	857,811	20,167,137
Diversified Financials – (5.97%)
Consumer Finance – (3.81%)
Capital One Financial Corp.	242,170	17,402,336
Diversified Financial Services – (2.16%)
Berkshire Hathaway Inc., Class B *	46,333	9,866,149
		27,268,485
Insurance – (3.14%)
Life & Health Insurance – (2.35%)
AIA Group Ltd. (Hong Kong)	1,095,000	10,723,866
Property & Casualty Insurance – (0.79%)
Markel Corp. *	3,726	3,628,006
		14,351,872
	Total Financials	61,787,494
HEALTH CARE – (20.46%)
Health Care Equipment & Services – (20.46%)
Cigna Corp.	122,662	20,780,169
CVS Health Corp.	81,829	4,778,814
Humana Inc.	23,355	9,666,401
Quest Diagnostics Inc.	305,853	35,017,110
UnitedHealth Group Inc.	74,225	23,141,128
	Total Health Care	93,383,622
INDUSTRIALS – (25.40%)
Capital Goods – (25.36%)
Aerospace & Defense – (3.32%)
Raytheon Technologies Corp.	263,964	15,188,488
Building Products – (12.99%)
Carrier Global Corp.	758,846	23,175,157
Johnson Controls International plc	436,802	17,843,362
Owens Corning	265,610	18,276,624
		59,295,143

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Electrical Equipment – (6.46%)
Eaton Corp. PLC	152,807	$15,590,898
Schneider Electric SE (France)	111,900	13,913,456
		29,504,354
Trading Companies & Distributors – (2.59%)
Ferguson PLC (United Kingdom)	90,815	9,154,341
HD Supply Holdings, Inc. *	64,620	2,664,929
		11,819,270
		115,807,255
Commercial & Professional Services – (0.04%)
China Index Holdings Ltd., ADR (China)*	118,548	171,894
	Total Industrials	115,979,149
INFORMATION TECHNOLOGY – (14.03%)
Semiconductors & Semiconductor Equipment – (10.01%)
Applied Materials, Inc.	142,800	8,489,460
Intel Corp.	192,810	9,983,702
Qorvo Inc. *	149,800	19,325,698
Texas Instruments Inc.	55,272	7,892,289
		45,691,149
Software & Services – (4.02%)
DXC Technology Co.	50,110	894,463
Microsoft Corp.	19,099	4,017,093
Oracle Corp.	103,980	6,207,606
SAP SE, ADR (Germany)	33,275	5,184,578
VMware, Inc., Class A *	14,400	2,068,848
		18,372,588
	Total Information Technology	64,063,737
TOTAL COMMON STOCK – (Identified cost $270,065,820)		388,483,402
PREFERRED STOCK – (11.20%)
CONSUMER DISCRETIONARY – (2.87%)
Retailing – (2.87%)
Missfresh Ltd., Series E (China)*(a)(b)	2,487,069	13,115,061
	Total Consumer Discretionary	13,115,061
INDUSTRIALS – (8.33%)
Transportation – (8.33%)
Didi Chuxing Joint Co., Series A (China)*(a)(b)	416,153	14,594,486
Didi Chuxing Joint Co., Series B (China)*(a)(b)	52,649	1,846,400
Grab Holdings Inc., Series F (Singapore)*(a)(b)	2,911,103	14,555,515
Grab Holdings Inc., Series G (Singapore)*(a)(b)	1,406,824	7,034,120
	Total Industrials	38,030,521
TOTAL PREFERRED STOCK – (Identified cost $46,710,667)		51,145,582
SHORT-TERM INVESTMENTS – (3.83%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $13,109,033 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $13,371,180)	$13,109,000	13,109,000

DAVIS SERIES, INC.	Schedule of Investments
DAVIS OPPORTUNITY FUND - (CONTINUED)	September 30, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $4,366,011 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 07/01/40-09/01/50, total market value $4,453,320)	$4,366,000	$4,366,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $17,475,000)		17,475,000
		Total Investments – (100.12%) – (Identified cost $334,251,487)	457,103,984
		Liabilities Less Other Assets – (0.12%)	(558,836)
		Net Assets – (100.00%)	$456,545,148

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $51,264,382 or 11.23% of the Fund's net assets as of September 30, 2020.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND	September 30, 2020 (Unaudited)

	Principal	Value
MORTGAGES – (80.36%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (50.76%)
Fannie Mae, 3.50%, 10/25/20	$142	$142
Fannie Mae, 0.4981% (1 month LIBOR + 35), 07/25/37 (a)	17,946	17,892
Fannie Mae, 3.50%, 01/25/39	725,244	747,769
Fannie Mae, 3.00%, 04/25/39	601,670	604,440
Fannie Mae, 0.5481% (1 month LIBOR + 40), 09/25/40 (a)	558,484	554,134
Fannie Mae, 3.00%, 04/25/41	602,538	628,099
Fannie Mae, 2.00%, 12/25/42	387,061	401,749
Fannie Mae, 2.50%, 07/25/47	586,744	611,664
Freddie Mac, 4.00%, 06/15/26	381,215	397,448
Freddie Mac, 2.00%, 06/15/28	668,371	682,800
Freddie Mac, 2.50%, 01/15/29	318,898	331,242
Freddie Mac, 4.00%, 12/15/39	283,917	287,178
Freddie Mac, 2.00%, 11/15/40	368,399	371,598
Freddie Mac Multifamily Structured Pass-Through, 2.856%, 01/25/21	1,617,470	1,622,452
Freddie Mac Multifamily Structured Pass-Through, 0.6068% (1 month LIBOR + 45), 06/25/23 (a)	79,613	79,226
Freddie Mac Multifamily Structured Pass-Through, 3.527%, 10/25/23	365,000	395,098
Freddie Mac Multifamily Structured Pass-Through, 0.5868% (1 month LIBOR + 43), 01/25/24 (a)	643,644	640,142
Freddie Mac Multifamily Structured Pass-Through, 2.689%, 12/25/24	684,500	713,468
Ginnie Mae, 6.4671%, 06/20/31	444,662	486,144
Ginnie Mae, 3.00%, 12/20/37	54,846	55,630
Ginnie Mae, 4.00%, 09/20/39	56,929	60,425
Ginnie Mae, 3.00%, 10/20/39	425,658	435,329
Ginnie Mae, 1.45%, 10/16/40	929,454	931,694
Ginnie Mae, 5.278%, 04/16/41	50,915	52,254
Ginnie Mae, 1.00%, 12/20/42	135,035	132,145
Ginnie Mae, 3.50%, 03/16/47	1,000,000	1,067,170
Ginnie Mae, 2.40%, 10/16/50	866,945	910,310
Ginnie Mae, 3.0741%, 12/16/50	61,459	62,116
Ginnie Mae, 0.4249% (1 month LIBOR + 27), 01/20/67 (a)	26,780	26,770
Ginnie Mae, 3.00%, 03/20/69	779,035	819,180
Ginnie Mae, 2.50%, 07/20/69	682,873	713,046
Ginnie Mae, 2.25%, 08/20/69	824,984	860,910
Total Collateralized Mortgage Obligations		15,699,664
FANNIE MAE POOLS – (10.74%)
2.887%, 04/01/23, Pool No. AL6578	147,075	152,494
3.60%, 09/01/23, Pool No. AM4265	323,843	347,652
3.09%, 03/01/24, Pool No. AN5010	1,000,000	1,073,073
4.00%, 05/01/29, Pool No. AL7358	734,218	781,004
2.00%, 08/01/30, Pool No. AX9709	350,375	364,284
3.50%, 03/01/32, Pool No. MA1010	526,496	561,334
6.50%, 07/01/32, Pool No. 635069	9,911	10,840
6.00%, 09/01/37, Pool No. 888796	26,080	29,919
Total Fannie Mae Pools		3,320,600

DAVIS SERIES, INC.	Schedule of Investments
DAVIS GOVERNMENT BOND FUND - (CONTINUED)	September 30, 2020 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
FREDDIE MAC POOLS – (8.31%)
	4.00%, 05/01/27, Pool No. G14593	$1,100,236	$1,171,370
	3.00%, 09/01/27, Pool No. U70063	328,634	346,933
	2.50%, 09/01/31, Pool No. G18611	1,001,998	1,052,457
		Total Freddie Mac Pools	2,570,760
GINNIE MAE POOLS – (10.55%)
	4.863%, 12/20/61, Pool No. 756740	4,482	4,806
	4.66%, 01/20/63, Pool No. AC0942	675,482	712,151
	4.70%, 01/20/63, Pool No. AC0934	1,244,180	1,333,906
	4.561%, 04/20/70, Pool No. BT6816	1,093,353	1,211,707
		Total Ginnie Mae Pools	3,262,570
	TOTAL MORTGAGES – (Identified cost $24,275,800)		24,853,594
OTHER AGENCIES – (3.23%)
	Federal Farm Credit Bank, 0.27%, 06/09/22	1,000,000	1,000,010
	TOTAL OTHER AGENCIES – (Identified cost $998,522)		1,000,010
SHORT-TERM INVESTMENTS – (16.22%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $3,762,009 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $3,837,240)	3,762,000	3,762,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $1,253,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 07/01/40-09/01/50, total market value $1,278,060)	1,253,000	1,253,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,015,000)		5,015,000
	Total Investments – (99.81%) – (Identified cost $30,289,322)		30,868,604
	Other Assets Less Liabilities – (0.19%)		59,925
		Net Assets – (100.00%)	$30,928,529

LIBOR: London Inter-Bank Offered Rate

(a)	The interest rates on floating rate securities, shown as of September 30, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (99.61%)
COMMUNICATION SERVICES – (2.16%)
Media & Entertainment – (2.16%)
Alphabet Inc., Class A *	8,941	$13,103,930
Alphabet Inc., Class C *	717	1,053,703
	Total Communication Services	14,157,633
FINANCIALS – (97.45%)
Banks – (42.25%)
Banks – (40.97%)
Bank of America Corp.	1,510,190	36,380,477
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	802,862	17,887,766
Danske Bank A/S (Denmark)*	817,030	11,078,329
DBS Group Holdings Ltd. (Singapore)	1,446,357	21,095,907
DNB ASA (Norway)*	1,696,480	23,517,005
JPMorgan Chase & Co.	518,634	49,928,895
Metro Bank PLC (United Kingdom)*	1,871,610	1,480,414
PNC Financial Services Group, Inc.	301,946	33,186,885
U.S. Bancorp	1,170,248	41,953,391
Wells Fargo & Co.	1,373,669	32,294,958
		268,804,027
Thrifts & Mortgage Finance – (1.28%)
Rocket Companies, Inc., Class A *	421,280	8,396,110
		277,200,137
Diversified Financials – (38.74%)
Capital Markets – (15.54%)
Bank of New York Mellon Corp.	1,095,841	37,631,180
Charles Schwab Corp.	493,088	17,864,578
Goldman Sachs Group, Inc.	40,495	8,138,280
Julius Baer Group Ltd. (Switzerland)	599,664	25,567,347
State Street Corp.	214,363	12,718,157
		101,919,542
Consumer Finance – (15.79%)
American Express Co.	417,022	41,806,456
Capital One Financial Corp.	859,561	61,768,053
		103,574,509
Diversified Financial Services – (7.41%)
Berkshire Hathaway Inc., Class A *	152	48,640,152
		254,134,203
Insurance – (16.46%)
Property & Casualty Insurance – (11.10%)
Chubb Ltd.	148,608	17,256,361
Loews Corp.	413,826	14,380,453
Markel Corp. *	42,331	41,217,695
		72,854,509
Reinsurance – (5.36%)
Alleghany Corp.	25,710	13,380,770
Everest Re Group, Ltd.	36,281	7,166,949
Greenlight Capital Re, Ltd., Class A *	715,770	4,817,132

DAVIS SERIES, INC.	Schedule of Investments
DAVIS FINANCIAL FUND - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	132,200	$9,800,354
			35,165,205
			108,019,714
		Total Financials	639,354,054
	TOTAL COMMON STOCK – (Identified cost $573,637,433)		653,511,687
SHORT-TERM INVESTMENTS – (0.38%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $1,881,005 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $1,918,620)	$1,881,000	1,881,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $626,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 07/01/40-09/01/50, total market value $638,520)	626,000	626,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,507,000)		2,507,000
	Total Investments – (99.99%) – (Identified cost $576,144,433)		656,018,687
	Other Assets Less Liabilities – (0.01%)		79,469
		Net Assets – (100.00%)	$656,098,156

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (72.51%)
COMMUNICATION SERVICES – (6.72%)
Media & Entertainment – (6.72%)
Alphabet Inc., Class C *	5,136	$7,547,865
Facebook, Inc., Class A *	12,722	3,331,892
	Total Communication Services	10,879,757
CONSUMER DISCRETIONARY – (5.49%)
Retailing – (5.49%)
Amazon.com, Inc. *	2,826	8,898,311
	Total Consumer Discretionary	8,898,311
FINANCIALS – (35.11%)
Banks – (14.71%)
Bank of America Corp.	101,200	2,437,908
Danske Bank A/S (Denmark)*	127,180	1,724,468
DBS Group Holdings Ltd. (Singapore)	203,100	2,962,324
DNB ASA (Norway)*	296,530	4,110,569
JPMorgan Chase & Co.	33,233	3,199,341
U.S. Bancorp	134,405	4,818,419
Wells Fargo & Co.	194,548	4,573,824
		23,826,853
Diversified Financials – (16.36%)
Capital Markets – (2.52%)
Bank of New York Mellon Corp.	118,600	4,072,724
Consumer Finance – (7.41%)
American Express Co.	34,405	3,449,101
Capital One Financial Corp.	119,011	8,552,131
		12,001,232
Diversified Financial Services – (6.43%)
Berkshire Hathaway Inc., Class B *	48,926	10,418,302
		26,492,258
Insurance – (4.04%)
Life & Health Insurance – (2.23%)
AIA Group Ltd. (Hong Kong)	368,960	3,613,404
Property & Casualty Insurance – (1.81%)
Chubb Ltd.	25,165	2,922,160
		6,535,564
	Total Financials	56,854,675
HEALTH CARE – (3.08%)
Health Care Equipment & Services – (3.08%)
Quest Diagnostics Inc.	43,500	4,980,315
	Total Health Care	4,980,315
INDUSTRIALS – (5.96%)
Capital Goods – (5.96%)
Carrier Global Corp.	65,529	2,001,256
Johnson Controls International plc	94,947	3,878,585
Raytheon Technologies Corp.	65,529	3,770,538
	Total Industrials	9,650,379
INFORMATION TECHNOLOGY – (16.15%)
Semiconductors & Semiconductor Equipment – (13.23%)
Applied Materials, Inc.	151,618	9,013,690
Intel Corp.	112,540	5,827,321

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Texas Instruments Inc.	46,083	$6,580,192
		21,421,203
Software & Services – (2.92%)
Microsoft Corp.	22,511	4,734,739
	Total Information Technology	26,155,942
TOTAL COMMON STOCK – (Identified cost $110,194,264)		117,419,379
CORPORATE BONDS – (12.30%)
COMMUNICATION SERVICES – (2.71%)
Telecommunication Services – (2.71%)
AT&T Inc., Sr. Notes, 1.225% (3 month LIBOR + 95), 07/15/21 (a)	$1,000,000	1,006,809
Verizon Communications Inc., Sr. Notes, 1.2373% (3 month LIBOR + 100), 03/16/22 (a)	3,350,000	3,388,934
	Total Communication Services	4,395,743
FINANCIALS – (3.33%)
Diversified Financials – (3.33%)
Consumer Finance – (1.74%)
Capital One N.A., Sr. Notes, 1.4183% (3 month LIBOR + 115), 01/30/23 (a)	2,800,000	2,819,236
Mortgage Real Estate Investment Trusts (REITs) – (1.59%)
Thornburg Mortgage, Inc., Sr. Notes, 8.00%, 05/15/13 (b)	10,210,000	2,565,263
	Total Financials	5,384,499
HEALTH CARE – (1.93%)
Health Care Equipment & Services – (1.93%)
CVS Health Corp., Sr. Notes, 5.00%, 12/01/24	2,000,000	2,302,968
CVS Health Corp., Sr. Notes, 3.875%, 07/20/25	725,000	817,677
	Total Health Care	3,120,645
INDUSTRIALS – (2.00%)
Capital Goods – (1.94%)
General Electric Co., Sr. Notes, 5.35%, 10/15/20	1,000,000	999,457
General Electric Co., Sr. Notes, 1.275% (3 month LIBOR + 100), 04/15/23 (a)	2,165,000	2,152,953
		3,152,410
Transportation – (0.06%)
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust, 4.575%, 01/15/21	91,081	92,000
	Total Industrials	3,244,410
INFORMATION TECHNOLOGY – (2.33%)
Software & Services – (2.33%)
Oracle Corp., Sr. Notes, 1.90%, 09/15/21	3,725,000	3,779,058
	Total Information Technology	3,779,058
TOTAL CORPORATE BONDS – (Identified cost $24,678,805)		19,924,355
MORTGAGES – (9.99%)
Fannie Mae, 4.00%, 03/25/30	2,790,963	2,853,530
Fannie Mae, 4.50%, 10/01/33, Pool No. AL8809	1,518,760	1,688,589
Freddie Mac, 5.00%, 06/01/44, Pool No. G60660	1,571,786	1,810,717
Freddie Mac Multifamily Structured Pass-Through, 3.13%, 06/25/21	3,499,451	3,536,720
Ginnie Mae, Series 2009-31, 4.50%, 06/20/38	195,741	196,391

DAVIS SERIES, INC.	Schedule of Investments
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)	September 30, 2020 (Unaudited)

		Principal	Value
MORTGAGES – (CONTINUED)
	Ginnie Mae, Series 2017-H06, 2.2149% (12 month LIBOR + 22), 02/20/67 (a)	$3,022,622	$2,972,584
	Ginnie Mae, Series 2020-H16, 1.42% (1 month LIBOR + 125), 09/20/70 (a)	2,000,000	2,121,172
	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016- JP2, Class A2, 2.4751%, 08/15/49	1,003,189	1,005,196
	TOTAL MORTGAGES – (Identified cost $15,975,127)		16,184,899
U.S. GOVERNMENT – (1.86%)
	U.S. Treasury Note/Bond, 1.125%, 06/30/21	2,990,000	3,011,958
	TOTAL U.S. GOVERNMENT – (Identified cost $2,992,675)		3,011,958
SHORT-TERM INVESTMENTS – (3.24%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $3,936,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $4,014,720)	3,936,000	3,936,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $1,311,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 07/01/40-09/01/50, total market value $1,337,220)	1,311,000	1,311,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,247,000)		5,247,000
	Total Investments – (99.90%) – (Identified cost $159,087,871)		161,787,591
	Other Assets Less Liabilities – (0.10%)		161,174
		Net Assets – (100.00%)	$161,948,765

LIBOR: London Inter-Bank Offered Rate

*	Non-income producing security.

(a)	The interest rates on floating rate securities, shown as of September 30, 2020, may change daily or less frequently and are based on a published reference rate and basis point spread.

(b)
This security is in default and is not accruing income. The interest rate shown is the original, contractual interest rate. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of September 30, 2020, the value of defaulted securities amounted to $2,565,263 (cost: $7,650,174) or 1.59% of the Fund's net assets.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND	September 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (98.79%)
REAL ESTATE – (98.79%)
Equity Real Estate Investment Trusts (REITs) – (98.79%)
Health Care REITs – (9.82%)
Healthpeak Properties, Inc.	170,900	$4,639,935
Ventas, Inc.	116,660	4,895,054
Welltower Inc.	149,760	8,250,278
		17,785,267
Hotel & Resort REITs – (4.28%)
Host Hotels & Resorts Inc.	447,231	4,825,623
Sunstone Hotel Investors, Inc.	369,350	2,932,639
		7,758,262
Industrial REITs – (17.30%)
EastGroup Properties, Inc.	11,456	1,481,605
Prologis, Inc.	138,190	13,904,678
Rexford Industrial Realty, Inc.	181,808	8,319,534
Terreno Realty Corp.	139,519	7,640,060
		31,345,877
Office REITs – (16.21%)
Alexandria Real Estate Equities, Inc.	44,273	7,083,680
Boston Properties, Inc.	52,646	4,227,474
Cousins Properties, Inc.	147,469	4,216,139
Douglas Emmett, Inc.	129,750	3,256,725
Highwoods Properties, Inc.	76,850	2,579,854
Hudson Pacific Properties, Inc.	231,700	5,081,181
SL Green Realty Corp.	29,090	1,348,903
Vornado Realty Trust	46,927	1,581,909
		29,375,865
Residential REITs – (16.28%)
American Campus Communities, Inc.	123,071	4,297,639
American Homes 4 Rent, Class A	114,470	3,260,106
AvalonBay Communities, Inc.	37,808	5,646,247
Camden Property Trust	60,535	5,386,404
Equity Residential	88,535	4,544,501
Essex Property Trust, Inc.	31,654	6,355,807
		29,490,704
Retail REITs – (8.64%)
Acadia Realty Trust	188,941	1,983,881
Brixmor Property Group, Inc.	418,480	4,892,031
Federal Realty Investment Trust	41,589	3,054,296
Retail Opportunity Investments Corp.	193,854	2,018,990
Simon Property Group, Inc.	57,296	3,705,905
		15,655,103
Specialized REITs – (26.26%)
CoreSite Realty Corp.	28,800	3,423,744
Crown Castle International Corp.	36,705	6,111,383
CyrusOne Inc.	80,710	5,652,121
Digital Realty Trust, Inc.	34,115	5,006,717
Equinix, Inc.	13,820	10,504,997
Extra Space Storage Inc.	37,987	4,064,229

DAVIS SERIES, INC.	Schedule of Investments
DAVIS REAL ESTATE FUND - (CONTINUED)	September 30, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
	Equity Real Estate Investment Trusts (REITs) – (Continued)
	Specialized REITs – (Continued)
	Life Storage, Inc.	32,420	$3,412,853
	Public Storage	42,271	9,414,597
			47,590,641
		Total Real Estate	179,001,719
	TOTAL COMMON STOCK – (Identified cost $173,531,580)		179,001,719
PREFERRED STOCK – (0.35%)
REAL ESTATE – (0.35%)
	Equity Real Estate Investment Trusts (REITs) – (0.35%)
	Specialized REITs – (0.35%)
	EPR Properties, Series G, 5.75%, Cum. Pfd. (a)	33,370	634,364
	TOTAL PREFERRED STOCK – (Identified cost $478,845)		634,364
SHORT-TERM INVESTMENTS – (0.70%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $956,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 10/15/20-06/01/51, total market value $975,120)	$956,000	956,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.09%, 10/01/20, dated 09/30/20, repurchase value of $319,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%, 07/01/40-09/01/50, total market value $325,380)	319,000	319,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,275,000)		1,275,000
	Total Investments – (99.84%) – (Identified cost $175,285,425)		180,911,083
	Other Assets Less Liabilities – (0.16%)		283,992
		Net Assets – (100.00%)	$181,195,075

(a)	Security is perpetual in nature with no stated maturity date; the dividend rate is fixed until November 30, 2022.

Please refer to "Notes to Schedule of Investments" on page 13 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.	Notes to Schedule of Investments
September 30, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of September 30, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$30,407,869	$–	$14,157,633	$10,879,757	$–
Consumer Discretionary	22,742,731	–	–	8,898,311	–
Financials	61,787,494	–	639,354,054	56,854,675	–
Health Care	93,383,622	–	–	4,980,315	–
Industrials	115,979,149	–	–	9,650,379	–
Information Technology	64,063,737	–	–	26,155,942	–
Real Estate	–	–	–	–	179,001,719
Preferred Stock:
Real Estate	–	–	–	–	634,364
Total Level 1	388,364,602	–	653,511,687	117,419,379	179,636,083
Level 2 – Other Significant
Observable Inputs:
Debt securities issued by U.S. Treasuries and U.S. Government corporations and agencies:
Long-term	–	1,000,010	–	–	–
Short-term	–	–	–	3,011,958	–
Corporate Bonds	–	–	–	19,924,355	–
Mortgages	–	24,853,594	–	16,184,899	–
Short-Term Investments	17,475,000	5,015,000	2,507,000	5,247,000	1,275,000
Total Level 2	17,475,000	30,868,604	2,507,000	44,368,212	1,275,000
Level 3 – Significant Unobservable
Inputs:
Common Stock:
Communication Services	118,800	–	–	–	–
Preferred Stock:
Consumer Discretionary	13,115,061	–	–	–	–
Industrials	38,030,521	–	–	–	–
Total Level 3	51,264,382	–	–	–	–
Total Investments	$457,103,984	$30,868,604	$656,018,687	$161,787,591	$180,911,083

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended September 30, 2020. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at September 30, 2020 for Davis Opportunity Fund was $(7,426,156). There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance January 1, 2020	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Proceeds from Sales	Ending Balance September 30, 2020
Davis Opportunity Fund
Investments in Securities:
Common Stock	$121,099	$–	$(2,299)	$–	$–	$118,800
Preferred Stock	58,569,439	–	(7,423,857)	–	–	51,145,582
Total Level 3	$58,690,538	$–	$(7,426,156)	$–	$–	$51,264,382

DAVIS SERIES, INC.	Notes to Schedule of Investments – (Continued)
September 30, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from
	September 30, 2020	Technique	Input(s)	Amount	an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$118,800	Discounted Cash Flow	Annualized Yield	1.215%	Decrease

Preferred Stock	16,440,886	Market Approach	Adjusted Transaction Price	$35.07	Increase

Preferred Stock	21,589,635	Market Approach	Adjusted Transaction Price	$5.00	Increase

Preferred Stock	13,115,061	Market Approach	Transaction Price	$5.2733	Increase
Total Level 3	$51,264,382

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation from an Increase in Input" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At September 30, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis
	Davis	Davis	Davis	Appreciation	Davis
	Opportunity	Government	Financial	& Income	Real Estate
	Fund	Bond Fund	Fund	Fund	Fund
Unrealized appreciation	$140,624,789	$591,511	$155,943,234	$21,738,085	$31,814,996
Unrealized depreciation	(18,561,931)	(12,229)	(76,802,641)	(19,428,191)	(26,265,654)
Net unrealized appreciation	$122,062,858	$579,282	$79,140,593	$2,309,894	$5,549,342
Aggregate cost	$335,041,126	$30,289,322	$576,878,094	$159,477,697	$175,361,741

Coronavirus (COVID-19) Pandemic

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, COVID-19, has resulted in extreme volatility in the financial markets and severe losses; reduced liquidity of many instruments; significant disruptions to business operations (including business closures); disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained economic downturn or a global recession. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of a fund's investments, impair a fund's ability to satisfy redemption requests, and negatively impact fund performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a fund by its service providers.